Employee benefits and KMP disclosures, Key Management Personnel (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Key management compensation [Abstract]
Salary and Short-term incentive	$ 4,221	$ 3,545	$ 3,818
Post-employment benefits	115	111	178
Share-based payments	2,349	2,397	986
Total payments to KMP	$ 6,685	$ 6,053	$ 4,982